SCHEDULE OF CONVERTIBLE NOTE PAYABLE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Convertible Note Payable
Note payable	$ 33,333,333
Less: debt discount	(7,798,881)
Note payable, net	$ 25,534,452